Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt [Abstract]
Debt

Note 8:  Debt

Effective September 1, 2011, the Company renewed its line of credit of $3 million with Access.  The terms of the line of credit were amended as follows:  the minimum monthly interest payment has decreased from $5,000 to $1,000; the interest rate has increased from Prime plus 4% but not less than 7.25% to Prime plus 5% but not less than 8.25%; the collateral management fee has decreased from .4% to 0%; the early termination fee has decreased from $18,000 to $6,000; and the borrowing minimum monthly fee has decreased from $6,000 to $2,000.  The term of the agreement is for one year and automatically renews for successive one year terms unless either party provides written notice of its intent to not renew. The renewal date is September 1, 2012.

The Company paid $30,000 in loan fees to Access which were charged to prepaid expense and will be amortized over the life of the Agreement.  As of September 30, 2011, $2,500 has been amortized to interest expense.  The Company's obligations under the agreement are secured by its assets.    For the three and nine months ended September 30, 2011, the Company had not borrowed on its line of credit.

Note 8 – DEBT

For the years ended December 31, 2010, 2009 and 2008, interest expense includes interest paid or accrued, of approximately $87 thousand, $76 thousand and $667 thousand, respectively, on outstanding debt. For the years ended December 31, 2009 and 2008, approximately $0.4 million and $1.3 million, respectively, of deferred debt issuance costs and waiver fees were amortized to interest expense.

Line of Credit

2010

At December 31, 2010, the Company had available a credit facility with Access Business Finance, LLC ("Access") under which the Company may borrow up to a maximum of $3 million based on a borrowing base equivalent of 75% of eligible accounts receivable.  The terms of the credit facility are unchanged from 2009.  The renewal date is September 1, 2011.  The Company paid $30,000 in loan fees to Access which were charged to prepaid expense and will be amortized over the life of the Agreement.  As of December 31, 2010, the Company had not borrowed on its line of credit.

2009

At December 31, 2009, the Company had available a credit facility with Access under which the Company may borrow up to a maximum of $3 million based on a borrowing base equivalent of 75% of eligible accounts receivable.  The interest on the line of credit is equal to the Prime Rate plus 4.00% but may not be less than 7.25% with a minimum monthly interest payment of $5,000.  The term of the agreement with Access is for one year and automatically renews for successive one year terms unless, at least 60 days prior to the end of the current term, the Company gives Access prior written notice of its intent not to renew or if Access, at least ten days prior to the end of the current term, gives the Company written notice of its intent not to renew. The renewal date is September 1, 2010.  The Company's obligations under the agreement are secured by its assets.   The Company paid $25,000 in loan fees to Access which were charged to prepaid expense and will be amortized over the life of the Agreement.  As of December 31, 2009, the Company had not borrowed on its line of credit.

Prior to Access, the Company had a line of credit with Moriah Capital, L. P. ("Moriah") which matured on August 7, 2009 and was not renewed.

2008

On August 7, 2007, the Company entered into a loan agreement with Moriah Capital, L.P. ("Moriah") and established a revolving line of credit (the "Loan") of $2.5 million.  The Company was permitted to borrow an amount not to exceed 90% of its domestic eligible accounts receivable and 50% of its eligible inventory capped at $600 thousand.  As part of the transaction, the Company issued 162,500 shares of unregistered common stock valued at $195 thousand and paid a servicing fee of $82.5 thousand to Moriah which were amortized to interest expense over the life of the agreement. In conjunction with entering into this loan and issuing unregistered common stock, the Company granted Moriah registration rights.  In addition, the Company granted Moriah a put option pursuant to which Moriah can sell to the Company the 162,500 shares of its common stock for $195,000, or prorated for any portion thereof for one year from the issue date ("the 2007 Put Option").  The Loan was convertible into shares of the Company's common stock pursuant to the terms of the Loan Conversion Agreement.  The Loan was to mature on August 7, 2008, however Moriah extended the maturity date to August 20, 2008 when the loan agreement was further amended as explained below.

On January 30, 2008, the Company amended and restated its Loan agreement ("Amended Loan Agreement") with Moriah.  The Amended Loan Agreement's borrowing base calculation was modified to include 70% of eligible foreign accounts receivable.  The Amended Loan Agreement eliminated the optional conversion of principal up to $2.0 million into common stock.  In connection with the Amended Loan Agreement, the Company entered into a Warrant Issuance Agreement and issued a Warrant to purchase 750,000 shares of its common stock at a price of $1.50 per share with an expiration date of January 29, 2013.

The Amended Loan Agreement has specific terms to which the Company must comply including (a) maintaining a lockbox account into which payments from related accounts receivable must be deposited, (b) periodic certifications as to borrowing base amounts equaling or exceeding net balances outstanding under the Line of Credit, and (c) a requirement that a registration statement with respect to shares held or to be issued to the lender be filed within thirty days of January 30, 2008.  A delay in establishing the required lockbox account created a technical default under the Line of Credit agreement.  Similarly, the production and subsequent discovery of defective displays resulted in an inadvertent overstatement of inventory during December 2007, January 2008 and early February 2008 that created a technical default under the agreement.  Finally, the Company was not able to complete the registration of shares within the thirty day timeframe mandated in the amended agreement.  On March 25, 2008 the Company received a waiver from the lender (a) waiving compliance with the lockbox account requirement through March 14, 2008, (b) waiving compliance with the borrowing base requirement in so far as it related exclusively to the defective displays inadvertently included in inventory, and (c) extending the period for filing a registration statement for certain shares held or to be issued to the lender until April 29, 2008.  The Company established a lockbox account by March 14, 2008 and filed a registration statement with the SEC on April 29, 2008.

Effective March 25, 2008, the Company amended the Warrant Issuance Agreement ("Amended Warrant Agreement") with Moriah. In connection with such amendment, the Company issued a waiver fee in the form of a Warrant to purchase an additional 250,000 shares of its common stock at a price of $1.50 expiring March 25, 2013.

The Company determined the fair value of the 1,000,000 warrants to be $729 thousand of which $168 thousand was expensed immediately and $561 thousand was amortized to interest expense over the life of the loan.  The following assumptions were used to determine the fair value of the warrants:  dividend yield of 0%; risk free interest rates of 2.61 % and 2.96%; expected volatility of 90.9% and 92.3%; and expected contractual term of 5 years.

The Company and Moriah entered into Amendment No. 3 to the Loan and Security Agreement dated August 20, 2008 (the "Amendment No. 3").  Pursuant to Amendment No. 3, the Company issued Moriah an Amended and Restated Revolving Loan Note (the "Amended Note") and the maturity date was extended to August 7, 2009. The Company paid Moriah $85 thousand in servicing fees which were amortized to interest expense over the life of the agreement.

Pursuant to Amendment No. 3, the following changes were made to the Loan:  the maximum amount the Company can borrow was increased to $3 million; the borrowing base calculation was modified to increase eligible foreign accounts receivable to 80% and increased the eligible inventory to the lesser of 70% or $800 thousand; and financial covenants were added.

The Company issued Moriah a warrant, which expires on August 7, 2013, to purchase up to 370,000 shares of the Company's common stock at an exercise price of $1.30 per share.  The Company determined the fair value of the warrants to be approximately $154 thousand which was recorded as a deferred debt issuance cost. The following assumptions were used to determine the fair value of the warrants:  dividend yield of 0%; risk free interest rates of 3.16%; expected volatility of 87.7%; and expected contractual term of 5 years.  The deferred debt issuance costs were amortized to interest expense over the life of the loan.

Pursuant to Amendment No. 3, the Company and Moriah, also, entered into an Amended and Restated Securities Issuance Agreement.  The Company issued 485,000 shares of unregistered common stock valued at approximately $340 thousand which was recorded as a deferred debt issuance cost and was amortized to interest expense over the life of the agreement. In addition, the holders of the Amended 8% Notes and the investors in the Purchase Agreement (See Note 10 – Shareholders' Equity) consented to the Amended Note and received a total of 144,000 shares of unregistered common stock valued at approximately $101 thousand which was recorded as waiver fees and expensed to interest expense.

Pursuant to Amendment No. 3, the Company and Moriah entered into an Amendment to Registration Rights Agreement (the "Amended Registration Rights Agreement").   The Company agreed to use its best efforts to file a registration statement to register the 485,000 shares of the Company's common stock issued pursuant to the Amended and Restated Securities Issuance Agreement and the shares of common stock issuable upon exercise of the Warrant, provided that the Company is permitted to do so under applicable securities rules and regulations and after certain other registration statements that the Company was obligated to file on behalf of selling shareholders have been  declared effective.

8% Amended Senior Secured Convertible Notes

On July 23, 2007, the Company entered into Amended Agreements with the note holders of the Original Notes issued July 21, 2006 and March 28, 2007 and agreed to issue each holder an 8% Amended Senior Secured Convertible Note ("Amended Note") in the principal amount equal to the principal amount outstanding as of July 23, 2007 which was in total approximately $6.0 million.  The significant changes to the Amended Notes include the following:

  the due dates have been changed from July 23, 2007 and January 21, 2008 to December 21, 2008;
  the annual interest rate has been changed from 6% to 8%;
  the Amended Notes are convertible into 8,407,612 shares of the Company's common stock.  The conversion price for $5.8 million of principal is at a conversion price of $0.75, originally $2.60 and the conversion price for $250,000 of principal remains the same at $0.35;
  the Agreement adjusts the exercise price of the amended Warrants from $3.60 to $1.03 per share for 1,553,468 shares of common stock and requires the issuance of warrants for an additional 3,831,859 shares of common stock at $1.03 per share with an expiration date of July 21, 2011.   The warrants are subject to anti-dilution adjustment rights;
  50% of the Amended Notes can be converted into the Company's newly designated Series A Senior Secured Convertible Preferred Stock which is convertible into common stock at the same rate as the Amended Notes;
  the liquidated damages of 1% per month will no longer accrue and the deferred balance at July 23, 2007 is forgiven; and
  there is no minimum cash or cash equivalents balance requirement.

On December 22, 2008, the Company paid approximately $4.03 million to its 8% Amended Senior Secured Convertible Note Holders ("the Amended Note Holders") which was comprised of approximately $4.01 million of principal and approximately $0.02 million of accrued interest. The remaining Note Holders elected to convert approximately $1.95 million to equity.  See Note 10 – Shareholders' Equity for additional information.